SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2013
SHORT-TERM BORROWINGS

NOTE 16. SHORT-TERM BORROWINGS

As of December 31, 2012 and 2013, unsecured short-term borrowings totaled $7.7 million and $4.4 million, respectively. These amounts were borrowed from certain financial institutions. The annual interest rates on these borrowings was 1.42 percent for 2012, and ranged from 1.50 percent to 1.60 percent for 2013. The maturity dates fell in mid-January 2013 as of December 31, 2012 and in late January 2014 as of December 31, 2013. As of December 31, 2012 and 2013, the weighted-average interest rate on total short-term borrowings was 1.42 percent and 1.52 percent, respectively.

As of December 31, 2012 and 2013, the total amount of unused lines of credit available for borrowing under these agreements was approximately $6.9 million and $9.9 million, respectively.

During the period from January 2014 to March 2014, we repaid certain short-term borrowings totaling $11.9 million, and renewed short-term borrowing agreements totaling $11.9 million.